Label	Element	Value
Stockholders' Equity, Reallocation From (To) Temporary Equity	gcmgw_StockholdersEquityReallocationFromToTemporaryEquity	$ 60,935,000
Stockholders' Equity, Reallocation From (To) Temporary Equity	gcmgw_StockholdersEquityReallocationFromToTemporaryEquity	(4,900,000)
Partners' Capital Account, Distributions	us-gaap_PartnersCapitalAccountDistributions	153,670,000
Noncontrolling Interest, Increase Deemed Contributions	gcmgw_NoncontrollingInterestIncreaseDeemedContributions	129,948,000
Temporary Equity, Reallocation To (From) Temporary Equity	gcmgw_TemporaryEquityReallocationToFromTemporaryEquity	4,900,000
Temporary Equity, Reallocation To (From) Temporary Equity	gcmgw_TemporaryEquityReallocationToFromTemporaryEquity	(60,935,000)
Adjustments to Additional Paid in Capital, Deferred Tax Adjustment	gcmgw_AdjustmentsToAdditionalPaidInCapitalDeferredTaxAdjustment	14,140,000
Temporary Equity, Capital Contributions	gcmgw_TemporaryEquityCapitalContributions	173,797,000
Noncontrolling Interest, Increase from Sale of Parent Equity Interest	us-gaap_NoncontrollingInterestIncreaseFromSaleOfParentEquityInterest	4,035,000
Noncontrolling Interest, Decrease from Distributions to Noncontrolling Interest Holders	us-gaap_MinorityInterestDecreaseFromDistributionsToNoncontrollingInterestHolders	23,102,000
Temporary Equity, Capital Distributions	gcmgw_TemporaryEquityCapitalDistributions	16,710,000
Partners' Capital Account, Deemed Contributions	gcmgw_PartnersCapitalAccountDeemedContributions	42,410,000
Limited Partner [Member]
Stockholders' Equity, Reallocation From (To) Temporary Equity	gcmgw_StockholdersEquityReallocationFromToTemporaryEquity	60,935,000
Partners' Capital Account, Distributions	us-gaap_PartnersCapitalAccountDistributions	153,524,000
Partners' Capital Account, Deemed Contributions	gcmgw_PartnersCapitalAccountDeemedContributions	42,410,000
Retained Earnings [Member]
Stockholders' Equity, Reallocation From (To) Temporary Equity	gcmgw_StockholdersEquityReallocationFromToTemporaryEquity	(1,064,000)
AOCI Including Portion Attributable to Noncontrolling Interest [Member]
Unrealized gain (loss) on cash flow hedges	us-gaap_OtherComprehensiveIncomeLossCashFlowHedgeGainLossAfterReclassificationAndTax	165,000
Unrealized gain (loss) on cash flow hedges	us-gaap_OtherComprehensiveIncomeLossCashFlowHedgeGainLossAfterReclassificationAndTax	(5,641,000)
Other Comprehensive Income (Loss), Foreign Currency Transaction and Translation Adjustment, Net of Tax	us-gaap_OtherComprehensiveIncomeLossForeignCurrencyTransactionAndTranslationAdjustmentNetOfTax	393,000
Other Comprehensive Income (Loss), Foreign Currency Transaction and Translation Adjustment, Net of Tax	us-gaap_OtherComprehensiveIncomeLossForeignCurrencyTransactionAndTranslationAdjustmentNetOfTax	84,000
Member Units [Member]
Partners' Capital Account, Distributions	us-gaap_PartnersCapitalAccountDistributions	146,000
Noncontrolling Interest, Limited Partnerships [Member]
Stockholders' Equity, Reallocation From (To) Temporary Equity	gcmgw_StockholdersEquityReallocationFromToTemporaryEquity	(3,836,000)
Unrealized gain (loss) on cash flow hedges	us-gaap_OtherComprehensiveIncomeLossCashFlowHedgeGainLossAfterReclassificationAndTax	596,000
Noncontrolling Interest, Increase Deemed Contributions	gcmgw_NoncontrollingInterestIncreaseDeemedContributions	129,948,000
Adjustments to Additional Paid in Capital, Deferred Tax Adjustment	gcmgw_AdjustmentsToAdditionalPaidInCapitalDeferredTaxAdjustment	129,000
Other Comprehensive Income (Loss), Foreign Currency Transaction and Translation Adjustment, Net of Tax	us-gaap_OtherComprehensiveIncomeLossForeignCurrencyTransactionAndTranslationAdjustmentNetOfTax	301,000
Noncontrolling Interest, Other Noncontrolling Interests [Member]
Noncontrolling Interest, Increase from Sale of Parent Equity Interest	us-gaap_NoncontrollingInterestIncreaseFromSaleOfParentEquityInterest	4,035,000
Noncontrolling Interest, Decrease from Distributions to Noncontrolling Interest Holders	us-gaap_MinorityInterestDecreaseFromDistributionsToNoncontrollingInterestHolders	23,102,000
Additional Paid-in Capital [Member]
Adjustments to Additional Paid in Capital, Deferred Tax Adjustment	gcmgw_AdjustmentsToAdditionalPaidInCapitalDeferredTaxAdjustment	14,011,000
Common Class A [Member]
Stock Issued During Period, Value, New Issues	us-gaap_StockIssuedDuringPeriodValueNewIssues	339,319,000
Common Class A [Member] | Additional Paid-in Capital [Member]
Stock Issued During Period, Value, New Issues	us-gaap_StockIssuedDuringPeriodValueNewIssues	339,315,000
Common Class A [Member] | Common Stock [Member]
Stock Issued During Period, Value, New Issues	us-gaap_StockIssuedDuringPeriodValueNewIssues	4,000
Common Class C [Member]
Stock Issued During Period, Value, New Issues	us-gaap_StockIssuedDuringPeriodValueNewIssues	0
Common Class C [Member] | Additional Paid-in Capital [Member]
Stock Issued During Period, Value, New Issues	us-gaap_StockIssuedDuringPeriodValueNewIssues	(14,000)
Common Class C [Member] | Common Stock [Member]
Stock Issued During Period, Value, New Issues	us-gaap_StockIssuedDuringPeriodValueNewIssues	$ 14,000